Lease Commitments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Operating leases, rent expense, net	$ 292	$ 243	$ 216
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	220
2018	188
2019	163
2020	138
2021	125
After 2021	$ 967